Quarterly Holdings Report
for
Fidelity® Stocks for Inflation ETF
October 31, 2022
SXE-NPRT1-1222
1.9896217.102
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	31,550	575,157
Liberty Global PLC Class A (a)	15,372	259,172
Lumen Technologies, Inc.	221,455	1,629,909
		2,464,238
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	26,188	2,475,028
Meta Platforms, Inc. Class A (a)	6,495	605,074
		3,080,102
Media - 0.4%
Fox Corp. Class A	10,165	293,464
Nexstar Broadcasting Group, Inc. Class A	1,668	285,728
TEGNA, Inc.	14,964	312,448
		891,640
TOTAL COMMUNICATION SERVICES		6,435,980
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.5%
Ford Motor Co.	83,038	1,110,218
Diversified Consumer Services - 0.9%
H&R Block, Inc.	27,638	1,137,304
Service Corp. International	17,095	1,036,128
		2,173,432
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	19,601	1,132,154
McDonald's Corp.	6,597	1,798,738
		2,930,892
Household Durables - 0.4%
Toll Brothers, Inc.	22,405	965,207
Multiline Retail - 0.6%
Macy's, Inc.	61,666	1,285,736
Specialty Retail - 3.0%
AutoNation, Inc. (a)	9,069	964,125
AutoZone, Inc. (a)	568	1,438,676
Murphy U.S.A., Inc.	3,812	1,198,912
O'Reilly Automotive, Inc. (a)	1,740	1,456,676
The Home Depot, Inc.	6,949	2,057,807
		7,116,196
TOTAL CONSUMER DISCRETIONARY		15,581,681
CONSUMER STAPLES - 10.6%
Beverages - 2.1%
The Coca-Cola Co.	81,057	4,851,261
Food Products - 4.8%
General Mills, Inc.	52,490	4,282,134
The Hershey Co.	17,269	4,123,319
Tyson Foods, Inc. Class A	44,426	3,036,517
		11,441,970
Tobacco - 3.7%
Altria Group, Inc.	94,216	4,359,374
Philip Morris International, Inc.	46,863	4,304,367
		8,663,741
TOTAL CONSUMER STAPLES		24,956,972
ENERGY - 12.3%
Oil, Gas & Consumable Fuels - 12.3%
APA Corp.	162,188	7,373,066
ConocoPhillips Co.	62,308	7,856,416
Marathon Oil Corp.	233,082	7,097,347
Occidental Petroleum Corp.	90,779	6,590,555
		28,917,384
FINANCIALS - 6.6%
Banks - 0.9%
Popular, Inc.	15,725	1,112,072
Western Alliance Bancorp.	15,858	1,065,182
		2,177,254
Diversified Financial Services - 0.6%
Voya Financial, Inc.	19,864	1,357,903
Insurance - 4.6%
Arch Capital Group Ltd. (a)	28,229	1,623,168
Chubb Ltd.	7,709	1,656,587
Everest Re Group Ltd.	4,799	1,548,445
MetLife, Inc.	20,755	1,519,474
The Travelers Companies, Inc.	8,227	1,517,552
Unum Group	34,084	1,553,890
W.R. Berkley Corp.	19,896	1,479,864
		10,898,980
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	28,007	1,108,517
TOTAL FINANCIALS		15,542,654
HEALTH CARE - 19.5%
Biotechnology - 6.2%
AbbVie, Inc.	26,504	3,880,186
Moderna, Inc. (a)	13,550	2,036,972
Regeneron Pharmaceuticals, Inc. (a)	4,270	3,197,163
United Therapeutics Corp. (a)	10,361	2,388,521
Vertex Pharmaceuticals, Inc. (a)	9,637	3,006,744
		14,509,586
Health Care Equipment & Supplies - 0.9%
QuidelOrtho Corp. (a)	23,292	2,092,087
Health Care Providers & Services - 3.8%
CVS Health Corp.	29,665	2,809,276
Elevance Health, Inc.	6,126	3,349,513
McKesson Corp.	7,470	2,908,594
		9,067,383
Pharmaceuticals - 8.6%
Bristol-Myers Squibb Co.	43,534	3,372,579
Eli Lilly & Co.	11,958	4,329,872
Johnson & Johnson	28,525	4,962,494
Merck & Co., Inc.	40,649	4,113,679
Pfizer, Inc.	77,908	3,626,617
		20,405,241
TOTAL HEALTH CARE		46,074,297
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	1,914	931,506
Northrop Grumman Corp.	1,589	872,377
		1,803,883
Building Products - 0.7%
Builders FirstSource, Inc. (a)	9,183	566,224
Owens Corning	7,230	618,960
UFP Industries, Inc.	7,212	513,711
		1,698,895
Electrical Equipment - 0.3%
Atkore, Inc. (a)	7,044	671,293
Machinery - 0.2%
Mueller Industries, Inc.	9,474	593,451
Professional Services - 0.3%
Robert Half International, Inc.	8,146	622,843
Road & Rail - 1.5%
Union Pacific Corp.	18,687	3,683,955
TOTAL INDUSTRIALS		9,074,320
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 0.7%
Cisco Systems, Inc.	35,762	1,624,668
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	6,287	636,622
IT Services - 6.1%
Accenture PLC Class A	5,353	1,519,717
Akamai Technologies, Inc. (a)	8,155	720,331
Amdocs Ltd.	8,708	751,587
Automatic Data Processing, Inc.	4,932	1,192,064
Cognizant Technology Solutions Corp. Class A	12,855	800,224
DXC Technology Co. (a)	28,347	814,976
IBM Corp.	9,750	1,348,328
Jack Henry & Associates, Inc.	3,758	748,067
MasterCard, Inc. Class A	6,151	2,018,635
Paychex, Inc.	7,082	837,871
The Western Union Co.	45,601	616,070
VeriSign, Inc. (a)	4,060	813,868
Visa, Inc. Class A	11,292	2,339,251
		14,520,989
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	10,671	942,143
Broadcom, Inc.	3,260	1,532,591
Micron Technology, Inc.	16,357	884,914
onsemi (a)	12,530	769,718
Qualcomm, Inc.	10,129	1,191,778
		5,321,144
Software - 4.8%
Fortinet, Inc. (a)	16,723	955,887
Microsoft Corp.	38,703	8,984,127
NortonLifeLock, Inc.	29,498	664,590
Qualys, Inc. (a)	5,754	820,290
		11,424,894
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	78,702	12,068,165
Dell Technologies, Inc.	17,385	667,584
Hewlett Packard Enterprise Co.	55,944	798,321
HP, Inc.	26,461	730,853
		14,264,923
TOTAL INFORMATION TECHNOLOGY		47,793,240
MATERIALS - 8.1%
Chemicals - 2.6%
CF Industries Holdings, Inc.	59,294	6,300,580
Metals & Mining - 5.5%
Nucor Corp.	44,411	5,834,717
Steel Dynamics, Inc.	75,288	7,080,836
		12,915,553
TOTAL MATERIALS		19,216,133
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Public Storage	12,339	3,822,005
VICI Properties, Inc.	116,829	3,740,865
Weyerhaeuser Co.	111,857	3,459,737
		11,022,607
UTILITIES - 4.8%
Electric Utilities - 1.8%
NRG Energy, Inc.	95,573	4,243,441
Gas Utilities - 1.6%
National Fuel Gas Co.	53,432	3,606,126
Independent Power and Renewable Electricity Producers - 1.4%
Vistra Corp.	146,412	3,363,084
TOTAL UTILITIES		11,212,651
TOTAL COMMON STOCKS (Cost $241,570,385)		235,827,919

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $52,476)	52,465	52,476

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $241,622,861)	235,880,395
NET OTHER ASSETS (LIABILITIES) - 0.1%	205,960
NET ASSETS - 100.0%	236,086,355

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	111,694	1,621,845	1,681,063	565	-	-	52,476	0.0%
Total	111,694	1,621,845	1,681,063	565	-	-	52,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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